Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Total Financial Liabilities at Nominal Repayment Amount

Total financial liabilities (at the nominal repayment amount)

	As of December 31, 2017			As of December 31, 2016
	Fixed rate	Variable rate	Total	Fixed rate	Variable rate	Total
	(millions of euros)
Bonds	17,237	4,538	21,775	17,978	4,439	22,417
Loans and other financial liabilities	3,689	3,881	7,570	3,588	4,505	8,093

Total non-current financial liabilities (including the current portion of medium/long-term financial liabilities)	20,926	8,419	29,345	21,566	8,944	30,510
Total current financial liabilities(*)	282	700	982	221	375	596

Total	21,208	9,119	30,327	21,787	9,319	31,106

(*)	At December 31, 2017, variable-rate current liabilities included 38 million euros of payables to other lenders for installments paid in advance, which are classified in this line item even though they are not correlated to a definite rate parameter (83 million euros at December 31, 2016).

Summary of Total Financial Assets

Total financial assets (at the nominal investment amount)

	As of December 31, 2017			As of December 31, 2016
	Fixed rate	Variable rate	Total	Fixed rate	Variable rate	Total
	(millions of euros)
Cash and cash equivalents		2,930	2,930		2,592	2,592
Securities	623	1,100	1,723	1,390	1,586	2,976
Other receivables	927	79	1,006	1,531	167	1,698

Total	1,550	4,109	5,659	2,921	4,345	7,266

Summary of Total Financial Liabilities

Total financial liabilities

	As of December 31, 2017		As of December 31, 2016
	Adjusted carrying amount	Effective interest rate	Adjusted carrying amount	Effective interest rate
	(millions of euros)	(%)	(millions of euros)	(%)
Bonds	21,521	4.96	22,141	5.44
Loans and other financial liabilities	8,599	3.59	9,487	3.88

Total	30,120	4.57	31,628	4.97

Summary of Total Financial Assets

Total financial assets

	As of December 31, 2017		As of December 31, 2016
	Adjusted carrying amount	Effective interest rate	Adjusted carrying amount	Effective interest rate
	(millions of euros)	(%)	(millions of euros)	(%)
Cash and cash equivalents	2,930	0.05	2,592	0.05
Securities	1,723	4.07	2,976	7.17
Other receivables	326	2.03	230	5.23

Total	4,979	1.57	5,798	3.91

Summary of Financial liabilities-Maturities of Contractually Expected Disbursements

Financial liabilities—Maturities of contractually expected disbursements

		Maturing by December 31, of the year
		2018	2019	2020	2021	2022	After 2022	Total
		(millions of euros)
Bonds	Principal	1,739	2,424	1,267	564	3,087	12,694	21,775
	Interest	1,022	899	764	708	671	5,669	9,733

Loans and other financial liabilities	Principal	1,264	1,731	603	628	714	243	5,183
	Interest	37	(21)	(26)	(53)	(74)	(681)	(818)

Finance lease liabilities	Principal	138	114	113	113	83	1,826	2,387
	Interest	158	127	120	112	105	1,196	1,818

Non-current financial liabilities(*)	Principal	3,141	4,269	1,983	1,305	3,884	14,763	29,345
	Interest	1,217	1,005	858	767	702	6,184	10,733

Current financial liabilities	Principal	982	—	—	—	—	—	982
	Interest	3	—	—	—	—	—	3

Total financial liabilities	Principal	4,123	4,269	1,983	1,305	3,884	14,763	30,327
	Interest	1,220	1,005	858	767	702	6,184	10,736

(*)	These include hedging and non-hedging derivatives.

Summary of Derivatives on Financial Liabilities-Contractually Expected Interest Flows

Derivatives on financial liabilities—Contractually expected interest flows

	Maturing by December 31, of the year
	2018	2019	2020	2021	2022	After 2022	Total
	(millions of euros)
Disbursements	414	342	296	295	295	2,613	4,255
Receipts	(520)	(473)	(400)	(400)	(399)	(3,451)	(5,643)

Hedging derivatives—net (receipts) disbursements	(106)	(131)	(104)	(105)	(104)	(838)	(1,388)

Disbursements	58	38	23	12	12	16	159
Receipts	(62)	(38)	(19)	(11)	(10)	(15)	(155)

Non-hedging derivatives—net (receipts) disbursements	(4)	—	4	1	2	1	4

Total net (receipts) disbursements	(110)	(131)	(100)	(104)	(102)	(837)	(1,384)